Stockholders’ equity - Narrative (Details) - BRL (R$) R$ / shares in Units, R$ in Millions			12 Months Ended
	Dec. 18, 2025	Feb. 05, 2025	Dec. 31, 2025	Dec. 30, 2025	Nov. 27, 2025	Mar. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Increase capital	R$ 12,847	R$ 33,334
Statutory reserve percentage	3.00%	10.00%
Increase capital (in shares)				321,170,947		980,413,535
Preferred shares of own issue (in shares)					78,850,638
Shares of capital stock (in shares)			11,026,869,192				9,804,135,348	9,804,135,348
Number of shares outstanding (in shares)			11,026,524,530				9,776,104,515	9,803,698,677
Adjusted net income rate			25.00%
Non-cumulative per share (in brl per share)			R$ 0.022
Dividends per share (in brl per share)			R$ 0.015
Net income remaining after the distribution of dividends and appropriations to statutory reserves			R$ (814)
Common
Disclosure of classes of share capital [line items]
Shares of capital stock (in shares)			5,617,742,977				4,958,290,359	4,958,290,359
Number of shares outstanding (in shares)			5,617,742,977				4,958,290,359	4,958,290,359
Preferred
Disclosure of classes of share capital [line items]
Shares of capital stock (in shares)			5,409,126,215				4,845,844,989	4,845,844,989
Number of shares outstanding (in shares)			5,408,781,553				4,817,814,156	4,845,408,318